Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	57.00%	54.00%
Defined Benefit Plan, Target Plan Asset Allocations	54.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%	34.00%
Defined Benefit Plan, Target Plan Asset Allocations	34.00%
Defined Benefit Plan, Asset Categories, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	13.00%	12.00%
Defined Benefit Plan, Target Plan Asset Allocations	12.00%